UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                                    MANAGEMENT
                                INVESTMENT COMPANY

Investment Company Act file number   811-21247
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                      BNY/IVY MULTI-STRATEGY HEDGE FUND LLC
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               (Exact name of registrant as specified in charter)

    One Wall Street                  New York, NY                    10286
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      (Address of principal executive offices)                     (Zip code)

Joseph F. Murphy     BNY Asset Management  1633 Broadway  New York, NY   10019
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-426-9363


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Date of fiscal year end: March 31, 2007
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Date of reporting period: June 30, 2007
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

There were no proxies that BNY/IVY Multi-Strategy Hedge Fund LLC was eligible to vote during the period, therefore, there is no attachment to this filing.

                                   SIGNATURES


Signature page for the filing of the annual report of the proxy voting record of registered management investment company (Form N-PX).

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) BNY/IVY MULTI-STRATEGY HEDGE FUND LLC
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By:      /s/ Joseph F. Murphy
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Name:    Joseph F. Murphy
Title:   President
Date:    August 6, 2007


By:      /s/ Guy Nordahl
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Name:    Guy Nordahl
Title:   Treasurer
Date:    August 6, 2007